Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758
May 25, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:     Tidal ETF Trust (the “Trust”)
    File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, American Customer Satisfaction ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective May 21, 2021, and filed electronically as Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A on May 21, 2021.
If you have any questions or require further information, please contact Kent Barnes at 414-765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Sub-Administrator to the Tidal ETF Trust